Convertible redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Convertible redeemable non-controlling interests
Schedule of convertible redeemable non-controlling interests activities
The convertible redeemable

non-controlling

interests for the years ended December 31, 2018 and 2019 are summarized as follows:

	Number of shares	Amount
		RMB
Balance as of December 31, 2017	—	—
Issuance	1,004,000,000	15,973,564
Less: preferred shares issuance costs		(14,772)
Net income from continuing operations attributable to mezzanine equity classified as non-controlling interests shareholders		2,492

Balance as of December 31, 2018	1,004,000,000	15,961,284

Net income from continuing operations attributable to mezzanine equity classified as non-controlling interests shareholders		3,100

Balance as of December 31, 2019	1,004,000,000	15,964,384